Pay vs Performance Disclosure - USD ($)	10 Months Ended	12 Months Ended		14 Months Ended
	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for Ms. Schwan ($)	Compensation Actually Paid to Ms. Schwan ($)	Summary Compensation Table Total for Mr. Cesario ($)	Compensation Actually Paid to Mr. Cesario ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($)
2025	285,500	249,219	N/A	N/A	28.36	(2,530,000)
2024	416,500	372,600	335,500	191,500	42.66	(1,499,000)

Total Shareholder Return Amount		$ 28.36	$ 42.66
Net Income (Loss) Attributable to Parent		(2,530,000)	(1,499,000)
PEO Name	Frank Cesario			Ms. Schwan
Ms. Schwan
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO Chen		285,500	416,500
Summary Compensation Table Total for CEO Chen		$ 249,219	372,600
Mr. Cesario
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO Chen			335,500
Summary Compensation Table Total for CEO Chen			$ 191,500